Fair Value Measurements - Rollforward Of Fair Value By Level And Categorized With Level 3 (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Investment Securities Available for Sale
Reconciliation of fair value by level and category
Beginning of period balance	$ 99	$ 280
Unrealized gains included in:
Earnings	0	0
Other comprehensive income	0	0
Purchases	0	9
Sales	0	0
Issuances	0	0
Settlements	0	0
End of period balance	99	289
Derivative Loan Commitments
Reconciliation of fair value by level and category
Beginning of period balance	1,020	472
Unrealized gains included in:
Earnings	0	0
Other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Issuances	131	743
Settlements	0	0
End of period balance	$ 1,151	$ 1,215